AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2021
	Shares	Value
Common Stocks - 99.1%
Communication Services - 9.6%
Activision Blizzard, Inc.	519	$47,229
Alphabet, Inc., Class A*	706	1,290,116
Alphabet, Inc., Class C*	715	1,312,554
Altice USA, Inc., Class A*	696	24,757
AT&T, Inc.	4,748	135,935
Charter Communications, Inc., Class A*,1	571	346,917
Comcast Corp., Class A	1,216	60,277
Electronic Arts, Inc.	3,363	481,582
Facebook, Inc., Class A*	5,716	1,476,614
Fluent, Inc.*	5,480	29,702
Fox Corp., Class B	1,036	30,966
Glu Mobile, Inc.*	3,034	26,729
Netflix, Inc.*	784	417,394
News Corp., Class B	1,963	37,061
Pinterest, Inc., Class A*	635	43,504
Take-Two Interactive Software, Inc.*	332	66,549
TechTarget, Inc.*	4,156	310,453
Verizon Communications, Inc.	2,872	157,242
The Walt Disney Co.*	1,464	246,201
Zynga, Inc., Class A*	8,227	81,530

Total Communication Services		6,623,312
Consumer Discretionary - 13.2%
Amazon.com, Inc.*	799	2,561,754
AutoZone, Inc.*	173	193,478
Best Buy Co., Inc.	2,515	273,682
Booking Holdings, Inc.*	108	209,988
Bright Horizons Family Solutions, Inc.*,1	1,676	254,702
Crocs, Inc.*	1,408	98,588
Deckers Outdoor Corp.*	173	50,513
eBay, Inc.	2,099	118,615
Gentex Corp.	14,287	472,185
Groupon, Inc.*,1	4,440	151,715
The Home Depot, Inc.	1,153	312,255
La-Z-Boy, Inc.[1]	1,279	49,523
LKQ Corp.*	926	32,493
Lowe's Cos., Inc.	6,998	1,167,616
Malibu Boats, Inc., Class A*,1	545	38,210
NIKE, Inc., Class B	3,048	407,182
O'Reilly Automotive, Inc.*	890	378,668
Tesla, Inc.*	1,420	1,126,813
Texas Roadhouse, Inc.	866	65,998
	Shares	Value

The Gap, Inc.*	2,707	$54,817
The TJX Cos., Inc.	5,878	376,427
Tractor Supply Co.	2,107	298,646
Ulta Beauty, Inc.*	154	43,083
The Wendy's Co.	17,503	357,061
Yum! Brands, Inc.	488	49,527

Total Consumer Discretionary		9,143,539
Consumer Staples - 6.9%
Central Garden & Pet Co., Class A*	11,889	463,671
Church & Dwight Co., Inc.	1,119	94,477
The Coca-Cola Co.	1,017	48,969
The Hershey Co.	1,939	282,008
Lamb Weston Holdings, Inc.	1,609	120,192
Medifast, Inc.	1,859	436,252
National Beverage Corp.[1]	2,990	453,105
PepsiCo, Inc.	172	23,490
The Procter & Gamble Co.	5,518	707,463
Spectrum Brands Holdings, Inc.	15,454	1,167,859
Sysco Corp.	1,059	75,729
Tyson Foods, Inc., Class A	10,099	649,467
USANA Health Sciences, Inc.*	1,282	106,098
Walmart, Inc.	952	133,746

Total Consumer Staples		4,762,526
Energy - 2.6%
Apache Corp.	11,674	166,705
Baker Hughes Co.	5,700	114,513
ConocoPhillips	7,302	292,299
EOG Resources, Inc.	2,410	122,814
Hess Corp.	2,125	114,708
Occidental Petroleum Corp.	16,640	333,798
Phillips 66	4,600	311,880
ProPetro Holding Corp.*	31,491	251,613
Renewable Energy Group, Inc.*,1	1,254	112,358

Total Energy		1,820,688
Financials - 9.9%
Aflac, Inc.	378	17,078
Bank of America Corp.	7,256	215,140
Berkshire Hathaway, Inc., Class B*	10,154	2,313,792
Brown & Brown, Inc.	40,935	1,763,889
Canadian Imperial Bank of Commerce (Canada)	1,790	152,472
Cherry Hill Mortgage Investment Corp., REIT	7,306	64,293
Citigroup, Inc.	2,244	130,130
FactSet Research Systems, Inc.	55	16,629

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Financials - 9.9% (continued)
First American Financial Corp.	10,182	$532,417
Intercontinental Exchange, Inc.	1,127	124,364
JPMorgan Chase & Co.	4,600	591,882
Marsh & McLennan Cos., Inc.	158	17,366
Moody's Corp.	213	56,713
S&P Global, Inc.	1,043	330,631
StoneX Group, Inc.*	1,014	54,269
Truist Financial Corp.	9,957	477,737

Total Financials		6,858,802
Health Care - 14.1%
AbbVie, Inc.	3,462	354,786
Agilent Technologies, Inc.	1,239	148,891
Amgen, Inc.	2,280	550,460
Anika Therapeutics, Inc.*	3,739	138,380
Atrion Corp.	251	163,519
Avid Bioservices, Inc.*	2,369	34,564
Biogen, Inc.*	1,735	490,328
Bristol-Myers Squibb Co.	9,793	601,584
Cardiovascular Systems, Inc.*	1,647	74,099
Castlight Health Inc. , Class B*	90,347	160,818
Centene Corp.*	5,321	320,856
Charles River Laboratories International, Inc.*	4,884	1,265,200
DexCom, Inc.*	83	31,113
Edwards Lifesciences Corp.*	1,914	158,058
Haemonetics Corp.*	570	65,145
Hologic, Inc.*	3,446	274,750
Humana, Inc.	357	136,770
IDEXX Laboratories, Inc.*	574	274,762
Illumina, Inc.*	160	68,230
Johnson & Johnson	3,524	574,870
McKesson Corp.	1,199	209,190
Merck & Co., Inc.	1,326	102,195
Mettler-Toledo International, Inc.*	14	16,353
ModivCare, Inc.*	1,986	314,920
NuVasive, Inc.*	376	20,206
Otonomy, Inc.*	10,672	45,356
Pfizer, Inc.	5,199	186,644
PPD, Inc.*	828	26,628
Select Medical Holdings Corp.*	3,715	95,476
UnitedHealth Group, Inc.	7,827	2,610,931
Viatris, Inc.*	645	10,959
West Pharmaceutical Services, Inc.	86	25,756
	Shares	Value

Zoetis, Inc.	1,287	$198,520

Total Health Care		9,750,317
Industrials - 8.8%
AeroVironment, Inc.*	255	29,266
Alaska Air Group, Inc.	12,396	605,297
AMETEK, Inc.	944	106,917
Boise Cascade Co.	2,623	124,933
BWX Technologies, Inc.	9,602	517,740
Carrier Global Corp.	437	16,825
CBIZ, Inc.*,1	898	23,267
Copa Holdings, S.A., Class A (Panama)[1]	1,480	114,508
CSX Corp.	1,366	117,141
Delta Air Lines, Inc.	2,381	90,383
Emerson Electric Co.	1,211	96,093
HEICO Corp., Class A	1,155	122,788
Hubbell, Inc.	1,129	175,672
IDEX Corp.	1,933	359,905
ITT, Inc.	322	24,057
Landstar System, Inc.[1]	3,371	469,917
Lincoln Electric Holdings, Inc.[1]	256	29,312
Mueller Industries, Inc.	1,157	39,512
Primoris Services Corp.	30,894	899,170
Robert Half International, Inc.	5,769	389,408
Rollins, Inc.[1]	14,494	522,074
Schneider National, Inc., Class B	5,730	120,330
TransUnion	1,098	95,570
TriNet Group, Inc.*	863	63,957
UFP Industries, Inc.	2,430	131,074
UniFirst Corp.	3,000	638,400
Union Pacific Corp.	369	72,866
United Parcel Service, Inc., Class B	456	70,680

Total Industrials		6,067,062
Information Technology - 27.0%
Adobe, Inc.*	1,212	556,029
Amkor Technology, Inc.[1]	2,139	33,197
Appfolio, Inc., Class A*	2,427	370,870
Apple, Inc.	29,943	3,951,278
Autodesk, Inc.*	635	176,168
Automatic Data Processing, Inc.	325	53,664
Broadcom, Inc.	64	28,832
CACI International, Inc., Class A*	476	114,821
Cadence Design Systems, Inc.*	2,192	285,815
Ciena Corp.*	4,571	244,046

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 27.0% (continued)
Cisco Systems, Inc.	2,711	$120,856
Corning, Inc.	10,012	359,130
Dell Technologies, Inc., Class C*	936	68,225
ExlService Holdings, Inc.*	592	45,395
FormFactor, Inc.*	6,751	275,913
GoDaddy, Inc., Class A*	455	35,754
HP, Inc.	3,576	87,040
Intel Corp.	2,556	141,884
Intuit, Inc.	1,001	361,591
Lumentum Holdings, Inc.*,1	1,486	139,387
Mastercard, Inc., Class A	7,880	2,492,365
Microsoft Corp.	14,207	3,295,456
Mitek Systems, Inc.*,1	1,964	31,719
National Instruments Corp.	3,683	152,476
NETGEAR, Inc.*	3,080	127,481
NortonLifeLock, Inc.[1]	3,116	65,654
NVIDIA Corp.	1,046	543,491
Onto Innovation, Inc.*	1,166	63,022
Oracle Corp.	2,316	139,956
PayPal Holdings, Inc.*	391	91,615
QAD, Inc., Class A	5,100	330,429
QUALCOMM, Inc.	1,853	289,587
salesforce.com, Inc.*	1,695	382,324
Sanmina Corp.*	2,990	92,989
ServiceNow, Inc.*	326	177,070
SPS Commerce, Inc.*	650	64,279
VeriSign, Inc.*	1,797	348,744
Visa, Inc., Class A	13,053	2,522,492

Total Information Technology		18,661,044
Materials - 1.7%
Avient Corp.	4,438	170,552
FutureFuel Corp.	4,119	54,783
Graphic Packaging Holding Co.	25,298	396,167
Louisiana-Pacific Corp.	9,154	347,943
Myers Industries, Inc.	1,705	34,185
Orion Engineered Carbons, S.A. (Luxembourg)	2,616	39,842
The Sherwin-Williams Co.	165	114,147
Trecora Resources*	3,512	22,161

Total Materials		1,179,780
Real Estate - 3.1%
American Tower Corp., REIT	481	109,360
	Shares	Value

Camden Property Trust, REIT	2,481	$253,434
CareTrust REIT, Inc.	12,604	283,086
DiamondRock Hospitality Co., REIT *	25,116	205,951
Equity Commonwealth, REIT	1,963	55,965
Equity LifeStyle Properties, Inc., REIT	8,562	520,912
Life Storage, Inc., REIT	708	57,759
RE/MAX Holdings, Inc., Class A	872	31,584
Rexford Industrial Realty, Inc., REIT [1]	4,252	208,093
Weyerhaeuser Co., REIT	12,205	380,674

Total Real Estate		2,106,818
Utilities - 2.2%
Ameren Corp.	4,904	356,619
American Water Works Co., Inc.	4,434	705,095
DTE Energy Co.	277	32,885
Entergy Corp.	1,464	139,563
IDACORP, Inc.	446	39,382
Public Service Enterprise Group, Inc.	3,728	210,371

Total Utilities		1,483,915

Total Common Stocks (Cost $32,793,234)		68,457,803

Principal Amount
Short-Term Investments - 1.8%
Joint Repurchase Agreements - 0.7%[2]
RBC Dominion Securities, Inc., dated 01/29/21, due 02/01/21, 0.060% total to be received $475,099 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.625%, 02/18/21 - 01/20/51, totaling $484,599)	$475,097	475,097

	Shares
Other Investment Companies - 1.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[3]	252,674	252,674
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[3]	252,674	252,674
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[3]	260,331	260,331

Total Other Investment Companies		765,679

Total Short-Term Investments (Cost $1,240,776)		1,240,776
Total Investments - 100.9% (Cost $34,034,010)		69,698,579
Other Assets, less Liabilities - (0.9)%		(591,725)
Net Assets - 100.0%		$69,106,854

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Some of these securities, amounting to $2,893,110 or 4.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$68,457,803	—	—	$68,457,803
Short-Term Investments
Joint Repurchase Agreements	—	$475,097	—	475,097
Other Investment Companies	765,679	—	—	765,679
Total Investments in Securities	$69,223,482	$475,097	—	$69,698,579

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,893,110	$475,097	$2,594,269	$3,069,366
The following table summarizes the securities received as collateral for securities lending at January 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.125%	02/04/21-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.